SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 25, 2022	Sep. 30, 2022
Subsequent Event [Line Items]
Number of redemption shares		6,465,452
Number of redemption shares, value		$ 65,310,892
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of redemption shares	6,465,452
Share price	$ 10.10
Number of redemption shares, value	$ 65,300,000